Cover	Sep. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2020
Entity Registrant Name	CMC Materials, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30205
Entity Tax Identification Number	36-4324765
Entity Address, Address Line One	870 North Commons Drive
Entity Address, City or Town	Aurora
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60504
City Area Code	630
Local Phone Number	375-6631
Entity Information, Former Legal or Registered Name	Cabot Microelectronics Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CCMP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001102934
Amendment Flag	false
Current Fiscal Year End Date	--09-30